Fee and commission income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Collection And Payment Services [Abstract]
Bills	R$ 970,293	R$ 789,996	R$ 654,340
Demand accounts	2,156,384	1,786,175	1,496,535
Cards (Credit and Debit) and Acquiring Services	4,985,306	4,090,766	3,479,361
Checks and other	172,718	169,100	154,400
Orders	471,763	364,102	318,322
Total	8,756,464	7,200,139	6,102,958
Marketing of non-Banking financial products:
Investment funds	819,748	1,014,401	982,533
Insurance	2,414,478	2,114,316	2,156,230
Capitalization	363,516	325,531	15,765
Total	3,597,742	3,454,248	3,154,528
Securities services:
Securities underwriting and placement	513,727	357,513	280,471
Securities trading	114,015	115,334	105,979
Administration and custody	191,987	65,667	81,154
Asset management	2,353	1,863	1,705
Total	822,082	540,377	469,309
Other:
Foreign exchange	742,676	722,912	597,620
Financial guarantees	672,801	634,375	507,921
Other fees and commissions	1,223,778	996,430	964,855
Total	2,639,255	2,353,717	2,070,396
Total	R$ 15,815,543	R$ 13,548,481	R$ 11,797,191